Information Regarding Members of the Board of Directors and Group Management - Summary of Remuneration to Members of the Board of Directors (Detail) - Board member [member] kr in Millions	12 Months Ended
Dec. 31, 2021 SEK (kr) shares
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 12,861,000
Value at grant date of synthetic shares allocated	kr 5,821,918
Number of previously allocated synthetic shares outstanding | shares	291,971
Net change in value of synthetic shares	kr 370,346
Committee fees	2,875,500
Total fees paid in cash	9,905,000
Total remuneration	kr 16,097,264
Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	49,068
Deputy Employee Representatives
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 22,500
Total fees paid in cash	22,500
Total remuneration	22,500
Ronnie Leten [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 4,225,000
Portion of Board fee	50.00%
Value at grant date of synthetic shares allocated	kr 2,112,445
Number of previously allocated synthetic shares outstanding | shares	77,150
Net change in value of synthetic shares	kr (122,346)
Committee fees	385,000
Total fees paid in cash	2,497,500
Total remuneration	kr 4,487,599
Ronnie Leten [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	17,804
Helena Stjernholm [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,060,000
Portion of Board fee	50.00%
Value at grant date of synthetic shares allocated	kr 529,891
Number of previously allocated synthetic shares outstanding | shares	27,742
Net change in value of synthetic shares	kr 201,814
Committee fees	180,000
Total fees paid in cash	710,000
Total remuneration	kr 1,441,705
Helena Stjernholm [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	4,466
Jacob Wallenberg [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,060,000
Portion of Board fee	75.00%
Value at grant date of synthetic shares allocated	kr 794,955
Number of previously allocated synthetic shares outstanding | shares	41,615
Net change in value of synthetic shares	kr 135,755
Committee fees	180,000
Total fees paid in cash	445,000
Total remuneration	kr 1,375,710
Jacob Wallenberg [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	6,700
Jon Fredrik Baksaas [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,060,000
Number of synthetic shares | shares	4,466
Portion of Board fee	50.00%
Value at grant date of synthetic shares allocated	kr 529,891
Number of previously allocated synthetic shares outstanding | shares	38,533
Net change in value of synthetic shares	kr (14,377)
Committee fees	205,000
Total fees paid in cash	735,000
Total remuneration	1,250,514
Jan Carlson [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,060,000
Portion of Board fee	75.00%
Value at grant date of synthetic shares allocated	kr 794,955
Number of previously allocated synthetic shares outstanding | shares	41,615
Net change in value of synthetic shares	kr 2,201
Committee fees	450,000
Total fees paid in cash	715,000
Total remuneration	kr 1,512,156
Jan Carlson [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	6,700
Nora Denzel [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,060,000
Portion of Board fee	25.00%
Value at grant date of synthetic shares allocated	kr 264,945
Number of previously allocated synthetic shares outstanding | shares	13,869
Net change in value of synthetic shares	kr 729
Committee fees	180,000
Total fees paid in cash	975,000
Total remuneration	kr 1,240,674
Nora Denzel [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	2,233
Borje Ekholm
Disclosure of Information About Board Management and Employees [line items]
Net change in value of synthetic shares	kr 150,241
Total remuneration	150,241
Eric A. Elzvik [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,060,000
Portion of Board fee	25.00%
Value at grant date of synthetic shares allocated	kr 264,945
Number of previously allocated synthetic shares outstanding | shares	13,869
Net change in value of synthetic shares	kr 729
Committee fees	420,000
Total fees paid in cash	1,215,000
Total remuneration	kr 1,480,674
Eric A. Elzvik [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	2,233
Kurt Jofs [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,060,000
Number of previously allocated synthetic shares outstanding | shares	19,378
Net change in value of synthetic shares	kr (91,077)
Committee fees	630,000
Total fees paid in cash	1,690,000
Total remuneration	1,598,923
Kristin S. Rinne [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,060,000
Portion of Board fee	50.00%
Value at grant date of synthetic shares allocated	kr 529,891
Number of previously allocated synthetic shares outstanding | shares	18,200
Net change in value of synthetic shares	kr 106,677
Committee fees	205,000
Total fees paid in cash	735,000
Total remuneration	kr 1,371,568
Kristin S. Rinne [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	4,466
Torbjörn Nyman [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 27,000
Committee fees	16,500
Total fees paid in cash	43,500
Total remuneration	43,500
Kjell-Åke Soting [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	27,000
Committee fees	12,000
Total fees paid in cash	39,000
Total remuneration	39,000
Roger Svensson [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	4,500
Committee fees	3,000
Total fees paid in cash	7,500
Total remuneration	7,500
Per Holmberg [member] | Deputy Employee Representatives
Disclosure of Information About Board Management and Employees [line items]
Board fees	21,000
Total fees paid in cash	21,000
Total remuneration	21,000
Anders Ripa [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	27,000
Committee fees	9,000
Total fees paid in cash	27,000
Total remuneration	27,000
Loredana Roslund [member] | Deputy Employee Representatives
Disclosure of Information About Board Management and Employees [line items]
Board fees	27,000
Total fees paid in cash	27,000
Total remuneration	kr 27,000